Unearned Revenue/Accrued Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 3,777	$ 3,898
Deferred revenue resulting from varying charter rates – Current liability	1,447	2,640
Deferred revenue resulting from varying charter rates – Non-Current liability	2,313	2,624
Total Unearned Revenue	7,537	9,162
Accrued Revenue
Resulting from varying charter rates – Current asset	615	903
Total Accrued Revenue	$ 615	$ 903